UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549


Form 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 6/30/08

Check here if Amendment [ ]; Amendment Number: _____.
This Amendment (Check only one.):[ ] is a restatement.
						   [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:	Moon Capital Management, LLC
Address:	2103 Riverview Tower
		900 South Gay Street
		Knoxville, TN  37902

Form 13F File Number:  28-12677

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:
Name:		Poppy Harper
Phone:		865-546-1234

Signature, Place and Date of Signing:

____________	______________________	_________________
(Signature)	(City, State)			(Date)

Report Type (Check only one.):

[ X] 	13F HOLDINGS REPORT

[    ]	13F NOTICE

[    ]	13F COMBINATION REPORT
FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers: 	0

Form 13F Information Table Entry Total:	78

Form 13F Information Table Value Total:	72,011,000

Form 13F Information Table
Moon Capital Management, LLC
 13F CIK Number: 0001410588
        June 30, 2008


<c>NAME OF ISSUER            <c>TITLE OF CL <c>CUSIP   <c>VALUE   <c>SHRS or P<c>INVESTMENT DIS<c>OTHER MA<c>VOTING AU
FFCB                          Fixed Income  31331VXH4       660   650,000  PRN      Sole             -        Sole
5.720% Due 04-24-13
FHLB                          Fixed Income  3133XMQL8       240   240,000  PRN      Sole             -        Sole
4.750% Due 04-22-09
FNMA                          Fixed Income  31398AEE8       451   445,000  PRN      Sole             -        Sole
5.500% Due 07-09-10
FNMA                          Fixed Income  31398AFF4       251   250,000  PRN      Sole             -        Sole
5.300% Due 08-06-09
GE Capital Financial          Fixed Income  36160WBB4       225   225,000  PRN      Sole             -        Sole
3.250% Due 01-02-09
GE Capital Financial          Fixed Income  36160WBC2       250   250,000  PRN      Sole             -        Sole
3.550% Due 04-02-09
GMAC Bank                     Fixed Income  36185AUT3       215   215,000  PRN      Sole             -        Sole
2.950% Due 10-02-08
BellSouth Telecom             Fixed Income  079867AH0       400   395,000  PRN      Sole             -        Sole
5.875% Due 01-15-09
FICO                          Fixed Income  31771JLH1       199   242,000  PRN      Sole             -        Sole
0.000% Due 10-06-13
GMAC                          Fixed Income  3704A0E73       255   390,000  PRN      Sole             -        Sole
8.650% Due 08-15-15
NY Telephone Co.              Fixed Income  650094CD        283   277,000  PRN      Sole             -        Sole
6.120% Due 01-15-10
East Point GA                 Fixed Income  274501DN2       206   250,000  PRN      Sole             -        Sole
0.000% Due 02-01-13
Memphis TN Electric           Fixed Income  586158KC0       330   315,000  PRN      Sole             -        Sole
5.000% Due 12-01-10
Metro Nashville               Fixed Income  5920132G0       264   255,000  PRN      Sole             -        Sole
4.500% Due 11-15-12
3M Company                      Equities    88579y101       251     3,610  PRN      Sole             -        Sole
AT&T                            Equities    00206r102       671    19,919  PRN      Sole             -        Sole
American Eagle Outfitters       Equities    02553e106     1,393   102,170  PRN      Sole             -        Sole
American Express                Equities    025816109     2,147    56,990  PRN      Sole             -        Sole
Ametek                          Equities    031100100       212     4,500  PRN      Sole             -        Sole
Anheuser Busch Co               Equities    035229103     2,262    36,416  PRN      Sole             -        Sole
BB and T Corp                   Equities    054937107       360    15,806  PRN      Sole             -        Sole
BP PLC                          Equities    055622104       244     3,513  PRN      Sole             -        Sole
Bank of America Corp            Equities    060505104       209     8,751  PRN      Sole             -        Sole
Berkshire Hathaway              Equities    084670207     3,009       750  PRN      Sole             -        Sole
Berkshire Hathaway Cl A         Equities    084670108       604         5  PRN      Sole             -        Sole
Borders Group Inc               Equities    099709107     1,064   177,375  PRN      Sole             -        Sole
Boston Scientific Corp          Equities    101137107     2,833   230,497  PRN      Sole             -        Sole
ChevronTexaco                   Equities    166764100       253     2,557  PRN      Sole             -        Sole
Citigroup                       Equities    172967101     1,466    87,496  PRN      Sole             -        Sole
Coca-Cola                       Equities    191216100       710    13,651  PRN      Sole             -        Sole
Comcast                         Equities    20030n101     2,756   145,276  PRN      Sole             -        Sole
ConocoPhillips                  Equities    20825c104       223     2,359  PRN      Sole             -        Sole
Dell, Inc.                      Equities    24702r101     2,909   132,960  PRN      Sole             -        Sole
Exxon Mobil Corp.               Equities    30231g102     1,225    13,895  PRN      Sole             -        Sole
Freddie Mac                     Equities    313400301     1,569    95,645  PRN      Sole             -        Sole
General Electric                Equities    369622477     3,114   116,664  PRN      Sole             -        Sole
Heinz, H.J.                     Equities    423074103       251     5,248  PRN      Sole             -        Sole
IDT Corporation                 Equities    448947309       605   355,885  PRN      Sole             -        Sole
JP Morgan & Co                  Equities    46625h100     2,081    60,666  PRN      Sole             -        Sole
Johnson & Johnson               Equities    478160104     3,892    60,497  PRN      Sole             -        Sole
Limited Brands Inc              Equities    532716107     2,406   142,815  PRN      Sole             -        Sole
MGIC Investment Corp            Equities    552848103       640   104,685  PRN      Sole             -        Sole
Microsoft                       Equities    594918104     3,285   119,400  PRN      Sole             -        Sole
Motorola Inc.                   Equities    620076109     1,342   182,772  PRN      Sole             -        Sole
National Presto Inds            Equities    637215104       355     5,525  PRN      Sole             -        Sole
Pepsico Inc                     Equities    713448108       341     5,366  PRN      Sole             -        Sole
Pfizer Inc.                     Equities    717081103     2,606   149,185  PRN      Sole             -        Sole
Plum Creek Timber Co. REIT      Equities    729251108     3,693    86,468  PRN      Sole             -        Sole
RPM International Inc           Equities    749685103       241    11,675  PRN      Sole             -        Sole
SAIC Inc                        Equities    78709y105     1,775    85,311  PRN      Sole             -        Sole
Southern Co.                    Equities    842587107       548    15,685  PRN      Sole             -        Sole
Southwestern Energy Co.         Equities    845467109       571    12,000  PRN      Sole             -        Sole
Sprint Corp                     Equities    852061100     1,911   201,113  PRN      Sole             -        Sole
St. Joe Co                      Equities    790148100     2,279    66,414  PRN      Sole             -        Sole
Total Fina Elf S A ADR          Equities    89151e109       507     5,949  PRN      Sole             -        Sole
UST                             Equities    902911106       361     6,611  PRN      Sole             -        Sole
UnitedHealth Group              Equities    91324p102     1,888    71,925  PRN      Sole             -        Sole
VCA Antech Inc                  Equities    918194101       278    10,000  PRN      Sole             -        Sole
Wal-Mart Stores                 Equities    931142103     2,857    50,831  PRN      Sole             -        Sole
Washington Mutual, Inc.         Equities    939322103       488    99,075  PRN      Sole             -        Sole
Wells Fargo                     Equities    949746101       311    13,082  PRN      Sole             -        Sole
Wyeth                           Equities    983024100       201     4,200  PRN      Sole             -        Sole
Enterprise Products Partners    Equities    293792107       219     7,426  PRN      Sole             -        Sole
Amercian Fund Growth Fund       Equities    399874106       308     9,700  PRN      Sole             -        Sole
American Funds Bond Fund of A   Equities    097873103       509    40,470  PRN      Sole             -        Sole
Vanguard Long-Term Tax-Exempt   Equities    922907308       279    25,705  PRN      Sole             -        Sole
Baron Asset Fund                Equities    068278100       676    11,983  PRN      Sole             -        Sole
Brandywine Blue                 Equities    10532b101       301     9,024  PRN      Sole             -        Sole
Columbia Acorn Fund Class Z     Equities    197199409       247     9,374  PRN      Sole             -        Sole
Heartland Value Fund            Equities    422359109       290     7,165  PRN      Sole             -        Sole
Legg Mason Value Trust          Equities    524659109       281     5,912  PRN      Sole             -        Sole
Olstein Financial Alert Fund    Equities    681383204       484    38,059  PRN      Sole             -        Sole
Schwab S&P 500 Fund             Equities    808509608       531    26,690  PRN      Sole             -        Sole
Third Avenue Value Fund         Equities    884116104     1,194    23,777  PRN      Sole             -        Sole
Tweedy Brown Global Value Fun   Equities    901165100       139     5,563  PRN      Sole             -        Sole
Vanguard Windsor II Fund        Equities    922018205       267    10,098  PRN      Sole             -        Sole
Weitz Value Portfolio           Equities    94904p203       878    34,436  PRN      Sole             -        Sole
Janus Overseas Fund             Equities    471023846       210     4,416  PRN      Sole             -        Sole